Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net loss	$ (28,180,084)	$ (7,723,404)
Stock-based compensation expense	902,946	1,017,938
Depreciation, amortization and accretion	874,789	118,202
Asset impairment	7,500,000	0
Amortization of debt issuance costs	182,759	0
Amortization of beneficial conversion feature	4,943,073	0
Noncash interest expense	221,024	0
Derivative expense	12,572	0
Amortization of prepaid research and development - related party (Note 11)	121,983	121,984
Unrecognized loss on investment	971,629	0
Deferred taxes	0	(23,910)
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) in accounts receivable	(5,369)	(157,058)
(Increase) in inventory	(485,265)	(39,442)
Decrease in prepaid expenses and other	155,330	150,434
(Increase) in prepaid research and development - related party (Note 11)	0	(150,000)
Increase in accounts payable and accrued liabilities	1,623,469	547,314
Increase in accrued compensation	1,004,427	196,503
(Decrease) in payable to Ampio	0	(607,061)
Increase in deferred rent	10,875	0
(Decrease) in deferred revenue	(511,607)	(85,714)
Net cash used in operating activities	(10,657,449)	(6,634,214)
Cash flows used in investing activities
Deposits	1,998	(4,886)
Purchases of fixed assets	(252,932)	0
Purchase of ProstaScint Business	0	(1,000,000)
Purchase of Primsol asset	(1,040,000)
Purchase of Natesto license	(2,000,000)
Investment in Acerus	(2,012,991)
Net cash used in investing activities	(5,303,925)	(1,004,886)
Cash flows from financing activities
Proceeds from convertible note from Ampio converted to stock	0	7,400,000
Proceeds from convertible promissory notes, net (Note 8)	5,175,000	0
Debt issuance costs (Note 8)	(298,322)	0
Costs related to the conversion of the convertible promissory notes to equity	(29,754)	0
Ampio stock subscription payment	5,000,000	5,000,000
Luoxis option payout pursuant to the merger	0	(27,476)
Liabilities paid out pursuant to the merger	0	(20,013)
Sale of stock subscription	200,000	0
Proceeds from issuance of equity financing	7,520,493	0
Issuance costs related to equity financing	(904,914)	0
Net cash provided by financing activities	16,662,503	12,352,511
Net change in cash and cash equivalents	701,129	4,713,411
Cash and cash equivalents at beginning of period	7,353,061	2,639,650
Cash and cash equivalents at end of period	8,054,190	7,353,061
Non-cash transactions:
Ampio stock subscription	0	5,000,000
Ampio unpaid debt converted to stock, received prior to 2015	0	4,600,000
Contingent consideration related to the ProstaScint purchase	0	664,000
Warrant derivative liability related to the issuance of the convertible promissory notes (Note 8)	102,931	0
Primsol asset purchase included in primsol payable, $1,250,000 less future accretion of $173,000	1,077,000	0
Conversion of convertible promissory notes and interest of $221,000 to common stock	5,396,024	0
Natesto asset purchase included in Natesto payable, $6,000,000 less future accretion of $620,325	5,379,675	0
Warrant derivative liability related to the issuance of the registered offering placement agent warrants (Note 8)	297,317	0
Reclassification of liability based warrants to equity presentation related to the convertible promissory notes	136,828	0
Beneficial conversion feature related to convertible promissory notes	4,943,073	0
Debt issuance costs related to notes that converted to equity	$ (218,494)	$ 0